OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31,	December 31,
	2017	2018
Financial assets
- Other long-term receivables	261,156	204,718

Prepayment for mining rights	801,657	808,736
Long-term prepaid expenses	484,536	667,772
Deferred losses for sale and leaseback transactions (Note)	1,234,376	1,164,782
Others	739,167	1,596,636
	3,259,736	4,237,926

	3,520,892	4,442,644

Note: As disclosed in note 20, the Group entered into several sale and leaseback agreements which constitute finance leases during the year. The deferred losses resulted from the sale are classified as other non-current assets and were amortized over the useful lives of the assets leased back.